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VIA EDGAR TRANSMISSION


March 4, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Re:      Performance Funds Trust
         File Nos. 33-46488/811-6603

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Corporation pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), and Regulation S-T.

The undersigned hereby certifies that the definitive Prospectus and the Statement of Additional Information relating to the Trust, each dated February 15, 2002, which would have been filed by the Trust pursuant to Rule 497(c) of the Act, do not differ from those which were contained in the Trust's most recent registration statement on Form N-1A filed pursuant to Rule 485(b) of the Act on January 28, 2002.



Please contact the undersigned at (617) 824-1215 with any questions concerning this filing. Thank you.

Very truly yours,

CURTIS BARNES

Curtis Barnes
Secretary to the Trust

Cc: Thomas Majewski, Esq.